                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-10155
                                  ----------------------------------------------

                  AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
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               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
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  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:    December 31
                          ------------------------------------------------------

Date of reporting period:   MARCH 31, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.
AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INFLATION PROTECTION FUND
MARCH 31, 2005

[american century investments logo and text logo]

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 58.1%
       $13,403,965  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25                         $  14,421,929
        10,315,988  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                            13,563,307
         7,829,595  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                            10,770,015
         4,297,160  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                             5,704,067
         1,203,560  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07                             1,263,922
         4,721,280  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                             5,079,125
         6,976,380  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                             7,695,742
         4,533,560  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                              5,162,183
         5,032,800  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                             4,924,580
         8,764,960  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                              9,794,054
         8,054,250  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                             9,041,951
         8,484,400  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                              9,340,493
        12,458,880  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                            12,680,000
        11,868,000  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                             12,151,372
        14,162,680  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                             14,470,548
        21,970,300  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(1)                         21,652,763
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       157,716,051
(Cost $154,785,383)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 16.6%
         6,250,000  FAMCA, 2.50%, 2/15/07                              6,085,281
         4,000,000  FAMCA, 3.375%, 2/15/09                             3,862,508
         2,000,000  FFCB, 2.60%, 9/7/06                                1,965,228
         4,000,000  FFCB, 4.60%, 1/23/07                               4,044,320
         2,000,000  FFCB, 3.80%, 9/7/07                                1,986,380
         2,000,000  FFCB, 2.625%, 9/17/07                              1,933,534
         2,000,000  FFCB, 3.05%, 4/15/08                               1,933,288
         4,000,000  FHLB, 3.625%, 1/15/08                              3,947,752
         5,000,000  FHLMC, 2.375%, 4/15/06                             4,932,850
         2,000,000  FNMA, VRN, 4.40%, 4/18/05,
                    resets monthly off the Consumer
                    Price Index plus 1.14% with
                    no caps                                            2,000,600
         2,000,000  PEFCO Finance Corp., 7.17%,
                    5/15/07 (Acquired 3/29/05, Cost
                    $2,125,820)(2)                                     2,126,208
         9,628,480  TVA Inflation Indexed Notes,
                    3.375%, 1/15/07                                   10,092,284
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               44,910,233
(Cost $45,288,259)                                               ---------------

CORPORATE BONDS - 11.0%
AUTOMOBILES - 3.0%
         8,054,400  Toyota Motor Credit Corp. Inflation
                    Indexed Bonds, 1.22%, 10/1/09                      8,025,646
                                                                 ---------------
CAPITAL MARKETS - 3.3%
         4,000,000  Lehman Brothers Holdings Inc.,
                    VRN, 4.72%, 4/25/05, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 1.46%
                    with no caps                                       3,927,600
         3,000,000  Merrill Lynch & Co., Inc., VRN,
                    4.42%, 4/1/05, resets monthly off
                    the Consumer Price Index plus
                    1.16% with no caps                                 2,980,080

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         2,000,000  Merrill Lynch & Co., Inc., VRN,
                    4.06%, 4/11/05, resets monthly
                    off the Consumer Price Index Year
                    over Year with no caps                             1,983,300
                                                                 ---------------
                                                                       8,890,980
                                                                 ---------------
CONSUMER FINANCE - 3.6%
        10,000,000  SLM Corp. Inflation Indexed
                    Bonds, 1.32%, 1/25/10                              9,856,500
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
         3,000,000  HSBC Finance Corp., VRN, 4.08%,
                    4/11/05, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.11% with no caps                       2,918,220
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 29,691,346
(Cost $30,010,112)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 7.1%
         2,000,000  FHLMC, 5.00%, settlement date
                    4/18/05(4)                                         2,000,624
         2,000,000  FHLMC, 5.50%, settlement date
                    4/18/05(4)                                         2,040,624
           590,838  FHLMC, 5.50%, 12/1/33                                593,458
         4,000,000  FNMA, 5.00%, settlement date
                    4/18/05(4)                                         3,997,500
         4,000,000  FNMA, 5.50%, settlement date
                    4/18/05(4)                                         4,076,248
           258,735  GNMA, 6.00%, 6/20/17                                 266,742
           267,217  GNMA, 6.00%, 7/20/17                                 275,487
         1,155,042  GNMA, 6.00%, 5/15/24                               1,193,361
         4,700,762  GNMA, 5.50%, 9/20/34                               4,741,870
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES               19,185,914
(Cost $19,265,518)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 4.1%
           746,351  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 2.94%, 4/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                              747,491
         1,637,495  GNMA, Series 2003-112,
                    Class MN, 4.00%, 5/16/25                           1,629,605
         2,000,000  GNMA, Series 2005-24,
                    Class UB SEQ, 5.00%, 1/20/31                       1,988,438
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                  971,453
         2,000,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 2.85%,
                    4/15/05, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/24/05,
                    Cost $2,000,000)(2)(5)                             2,000,000
         2,000,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34                      1,935,204
         2,000,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                      1,959,446
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             11,231,637
(Cost $11,337,641)                                               ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (6) - 3.7%
         1,000,000  AID Israel Government Bond,
                    2.64%, 2/15/07                                       929,897
           308,000  AID Israel Government Bond,
                    2.64%, 3/15/07                                       285,380
           493,000  Federal Judiciary, 3.37%, 2/15/07                    458,271

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

            12,000  Federal Judiciary, 4.60%, 8/15/12                      8,538
            61,000  Federal Judiciary, 4.70%, 8/15/13                     41,075
         1,700,000  FICO STRIPS - COUPON, 3.875%,
                    3/7/09                                             1,434,482
           800,000  FICO STRIPS - COUPON, 4.39%,
                    6/6/09                                               667,330
         2,000,000  FICO STRIPS - COUPON, 3.52%,
                    6/6/10                                             1,595,017
         1,763,000  FICO STRIPS - COUPON, 4.83%,
                    3/26/12                                            1,273,272
           900,000  Government Trust Certificates,
                    2.87%, 5/15/08                                       785,166
         1,000,000  Government Trust Certificates,
                    3.06%, 11/15/08                                      850,826
         1,940,000  TVA STRIPS - COUPON, 4.20%,
                    10/15/09                                           1,585,870
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES                    9,915,124
(Cost $10,144,978)                                               ---------------

ASSET-BACKED SECURITIES(3) - 2.5%
           113,371  Ameriquest Mortgage Securities
                    Inc., Series 2003-5, Class A3 SEQ,
                    3.03%, 7/25/33                                       113,168
           402,099  Atlantic City Electric Transition
                    Funding LLC, Series 2003-1, Class
                    A1 SEQ, 2.89%, 7/20/11                               390,123
         2,000,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 2.88%,
                    4/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% and
                    no caps                                            2,002,168
         1,640,081  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2004
                    FF11, Class 2A1, VRN, 3.00%,
                    4/25/05, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps                                            1,640,868
         1,715,553  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 3.02%, 4/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap
                    of 14.00%                                          1,716,870
           437,885  SLMA Student Loan Trust, Series
                    2004-8, Class A1, VRN, 2.69%,
                    4/25/05, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                         438,176
           500,000  WFS Financial Owner Trust,
                    Series 2002-3, Class A4 SEQ,
                    3.50%, 2/20/10                                       499,263
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          6,800,636
(Cost $6,812,951)                                                ---------------

TEMPORARY CASH INVESTMENTS - 2.0%
         5,400,000  FHLMC Discount Notes,
                    2.54%, 4/1/05(7)                                   5,400,000
                                                                 ---------------
(Cost $5,400,000)
TOTAL INVESTMENT SECURITIES - 105.1%                                 284,850,941
                                                                 ---------------
(COST $283,044,842)
OTHER ASSETS AND LIABILITIES - (5.1)%                               (13,897,829)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 270,953,112
                                                                 ===============

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FAMCA = Federal Agricultural Mortgage Corporation
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
LB-UBS = Lehman Brothers Inc. - UBS AG
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
PEFCO = Private Export Funding Corporation
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2005.
(1) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2005, was $4,126,208, which represented 1.5% of net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Forward Commitment.
(5) When-issued security.
(6) The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity
(7) The rate indicated is the yield to maturity at purchase.

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $283,177,226
                                            ============
Gross tax appreciation of investments       $  3,084,451
Gross tax depreciation of investments        (1,410,736)
                                            ------------
Net tax appreciation of investments         $  1,673,715
                                            ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:      /s/ William M. Lyons
         ------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    May 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:   May 27, 2005

By:     /s/ Maryanne L. Roepke
        ---------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:  May 27, 2005